UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal High Income Fund

4/30/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.7%
Airport & Port Revenue – 1.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$1,093,356
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	265,572
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	2,157,302
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022 (u)	12,500,000	12,709,750
		$16,225,980
General Obligations - General Purpose – 2.5%
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	4,000,000	$4,350,560
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	665,000	660,983
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,587,621
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,295,840
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018	670,000	671,930
Los Angeles, CA, FGIC, 5.25%, 2015 (u)	10,620,000	11,752,942
State of California, FSA, 5%, 2037	6,345,000	6,460,606
Texas Department of Transportation, 7%, 2012	103,542	105,162
Texas Transportation Commission Mobility Fund, 5%, 2037	9,130,000	9,287,127
West Warwick, RI, 7.45%, 2013	365,000	373,614
		$38,546,385
General Obligations - Improvement – 0.1%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	$1,750,000	$1,544,603
General Obligations - Schools – 2.5%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$1,700,000	$463,658
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,285,000	294,175
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,715,000	349,020
Florida Board of Education, FGIC, 5.25%, 2013	10,000,000	10,845,300
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	3,495,000	1,318,349
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,373,045
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,355,000	1,486,760
Leander, TX, Independent School District, PSF, 0%, 2029	7,310,000	2,192,927
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,828,786
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	12,675,000	12,146,199
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”,
PSF, 0%, 2031	2,595,000	707,760
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	1,036,118
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	924,736
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	2,205,000	656,892
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033	8,965,000	2,176,164
		$37,799,889
Healthcare Revenue - Hospitals – 25.5%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,788,508
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	1,200,000	1,299,084
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	7,183,848
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,856,546
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,748,907
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,957,005

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$2,500,000	$2,697,575
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,541,425
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,873,450
California Statewide Communities Development Authority Rev. (Childrens Hospital), 5%, 2047	5,020,000	4,080,407
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	4,575,000	4,574,909
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	5,000,000	4,909,600
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	534,714
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	249,963
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,160,000	4,351,818
Cass County, MO, Hospital Rev., 5.625%, 2038	1,215,000	1,115,747
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	1,000,000	995,040
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,350,000	3,203,203
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,330,000	1,334,416
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	995,000	1,008,194
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,554,925
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	900,000	911,160
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,592,920
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	110,000	94,577
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,490,400
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,825,000	3,873,233
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	3,630,000	3,669,131
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,289,760
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,210,660
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	750,000	828,878
District Columbia Hospital Rev. (Childrens Hospital Obligations Group), FSA, 5.25%, 2045	3,715,000	3,714,703
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,690,000	4,692,720
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,755,477
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	730,725
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	828,393
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	1,114,027
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	565,000	489,595
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,501,753
Hermann, MO, Hospital Rev., 5.15%, 2036	2,820,000	2,403,683

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Childrens Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	$4,045,000	$3,959,044
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	2,490,000	2,548,216
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,090,000	1,698,313
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	7,084,306
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	402,498
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,585,969
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,990,274
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	2,165,000	2,158,224
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,816,825
Indiana Health & Educational Facilities Authority, Hospital Rev. (St. Francis), FSA, 5.25%, 2041	4,500,000	4,552,290
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	3,240,000	3,024,443
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,905,000	3,596,193
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,227,061
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,350,472
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,163,426
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	1,565,000	1,727,557
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2010 (c)	3,035,000	3,133,789
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.625%, 2028	435,000	444,170
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,356,594
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,795,000	718,394
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2037	1,625,000	277,810
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,490,000	442,423
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	5,182,130
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	376,409
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	400,000	362,096
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	2,050,000	1,910,764
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034	4,345,000	3,937,787
Madison County, ID, Hospital Rev., COP, 5.25%, 2026	780,000	694,762
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	2,640,000	2,200,889
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health, Inc.), 5.25%, 2046	5,675,000	5,214,133
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,576,350

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	$1,000,000	$1,099,860
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	465,000	442,768
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	963,685
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,500,000	3,548,790
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	1,500,000	1,569,720
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,567,018
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,450,000	1,645,460
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	1,405,000	1,406,391
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	760,000	758,480
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	12,090,000	11,711,704
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	513,240
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,189,296
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2027	655,000	617,685
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2037	1,365,000	1,239,638
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,464,876
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,573,172
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	1,007,720
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	1,720,000	1,486,372
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,225,000	2,712,612
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	177,955
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital &
Clinic), 5.25%, 2031	2,745,000	2,428,529
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,100,000	955,658
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	770,000	652,498
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,570,000	1,685,238
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,490,531
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	181,863
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,122,838
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	584,361
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	2,657,226
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,072,600
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	463,095

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	$1,580,000	$1,358,279
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	490,000	469,680
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,450,000	1,389,869
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	920,000	888,288
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	4,455,000	4,163,509
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	987,860
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	5,000,000	4,833,450
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	2,400,000	2,542,824
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,189,262
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	475,000	514,435
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	3,710,000	3,407,450
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,554,440
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,404,918
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,816,064
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	4,918,031
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	502,965
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	838,275
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	832,687
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,402,714
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	845,813
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,409,688
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	615,000	575,880
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,751,269
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	892,186
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,787,383
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,250,612
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,202,881
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018	3,500,000	3,418,520
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.375%, 2024	4,000,000	3,762,240
St. Genevieve County, MO, Hospital Rev., “B”, 5%, 2026	1,000,000	854,230
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,166,616
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,062,932
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	3,915,000	3,327,319

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	$7,330,000	$6,481,626
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	3,570,160
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	4,500,000	4,565,700
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	4,343,688
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	2,016,940
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,271,748
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,117,278
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,564,505
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,949,248
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	2,050,000	1,414,500
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	1,175,000	1,181,991
Vigo County Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	675,363
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	3,237,900
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,260,140
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,945,792
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	4,649,157
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,886,593
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	4,000,000	4,034,000
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	672,063
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	811,458
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,538,970
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,500,000	2,672,700
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,308,905
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,026,553
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	5,560,000	4,847,375
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,587,302
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,365,000	1,390,962
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 7.125%, 2031	2,000,000	2,005,760
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	2,000,000	1,954,400
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	236,405
		$392,297,320
Healthcare Revenue - Long Term Care – 10.8%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$1,155,000	$1,167,590
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,790,225
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	1,415,000	962,200

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	$3,345,000	$2,274,600
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	559,569
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	692,776
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,320,000	1,255,795
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.) ETM, 10%, 2012 (c)	480,000	554,746
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	476,745
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,090,000	1,100,791
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,379,250
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,985,883
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,474,245
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	898,670
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,323,534
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)	48,475,000	13,675,280
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)	4,500,000	4,471,425
Duluth, MN, Housing & Redevelopment Authority (Benedictine Health Center), 5.875%, 2033	585,000	532,145
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	519,354
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	926,374
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), “A”, 5%, 2027	2,500,000	2,017,250
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	2,750,000	2,063,710
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,580,309
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,500,000	1,606,050
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,306,125
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	1,255,440
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms), “A”, 5.5%, 2037	3,050,000	2,454,610
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,981,354
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,960,000	1,615,373
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	1,410,823
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,447,712
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,000,000	2,586,150
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	3,934,065
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,335,369
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,506,588
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	782,637
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	635,735

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	$3,900,000	$4,670,913
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,248,569
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,520,000	2,459,293
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	2,180,000	1,912,732
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	3,375,000	2,828,689
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	646,155
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,835,570
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	2,135,000	2,105,302
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,580,000	1,370,413
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,605,000	2,181,088
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,437,388
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,860,000	1,788,706
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	1,320,000	1,362,148
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,173,494
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	1,089,517
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	270,410
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,430,000	6,057,189
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,465,000	6,526,224
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,805,000	3,621,751
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	695,348
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,363,886
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	1,700,000	1,487,228
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,269,312
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	300,000	246,162
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	4,020,240
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	353,149
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	313,218
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,544,059
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	981,725
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	855,000	823,964
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,526,834
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	327,143
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,950,000	2,516,026
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,342,153
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,708,348
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	1,690,000	1,488,721
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.5%, 2028	870,000	746,521

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	$550,000	$451,776
St. Johns County, FL Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,187,780
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	418,945
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	1,175,000	1,119,446
Sterling, IL (Hoosier Care), 7.125%, 2034	1,300,000	1,245,855
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,396,365
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,290,629
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,592,474
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	785,000	690,196
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	3,980,000	3,347,339
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), “A”, 5.6%, 2036	1,615,000	1,354,436
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	615,000	573,955
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,122,830
		$165,672,111
Human Services – 1.8%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$3,443,897
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	1,034,494
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	1,315,000	1,412,073
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	775,000	727,462
Lehigh County, PA, General Purpose Authority (Kidspeace Obligated Group), 6%, 2018	3,550,000	3,367,424
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,554,048
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,102,271
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,401,989
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	235,000	237,303
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,852,252
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family Services), 6.125%, 2009 (c)	1,030,000	1,078,534
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	1,005,000	1,005,995
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	2,084,737
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,367,469
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	608,000	608,766

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	$1,250,000	$933,950
		$27,212,664
Industrial Revenue - Airlines – 5.1%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$7,495,000	$4,384,200
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	11,605,000	7,035,647
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	5,230,000	3,141,766
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	11,960,000	8,724,700
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	2,731,566
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	4,494,994
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	1,700,000	1,691,109
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	5,450,000	5,187,365
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	3,205,000	2,839,149
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	3,880,000	3,244,883
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	1,250,000	909,988
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	32,305,000	31,352,320
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,570,000	1,538,286
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	155,000	154,998
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	950,000	947,853
		$78,378,824
Industrial Revenue - Chemicals – 0.5%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$3,100,000	$3,040,697
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	4,992,425
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	113,619
		$8,146,741
Industrial Revenue - Environmental Services – 1.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$4,660,450
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	2,259,918
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	530,172
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	2,000,000	1,880,460
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	2,770,120
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,885,500
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	2,672,941
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	2,475,112
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,392,700
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	4,615,000	3,681,109
		$25,208,482

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Metals – 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	2,850,000	2,933,106
		$2,934,541
Industrial Revenue - Other – 2.8%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$3,160,000	$2,888,682
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,539,502
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	1,500,000	1,309,230
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	2,060,000	1,880,986
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,524,540
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,903,549
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,725,747
New Jersey Economic Development Authority Rev. (Gloucester Marine), “C”, 6.5%, 2015	2,300,000	2,358,075
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,549,496
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,635,600
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	4,220,000	4,472,609
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	1,860,000	1,971,340
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,001,820
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008 (c)	11,322,252	11,375,580
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	2,095,000	1,900,814
		$43,037,570
Industrial Revenue - Paper – 1.9%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,273,896
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	1,510,000	1,240,465
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	2,889,263
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,629,722
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,463,537
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,215,577
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,515,994
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,000,000	2,972,100
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	2,700,000	2,302,047
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,733,620
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,231,258
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	6,830,000	5,620,817

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	$800,000	$655,576
		$29,743,872
Miscellaneous Revenue - Entertainment & Tourism – 0.5%
Mashantucket Western Pequot Tribe, CT, “A”, 5.5%, 2036 (n)	$1,750,000	$1,518,528
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	2,800,000	2,818,508
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	1,315,000	1,308,399
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	1,840,000	1,659,514
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,040,000	916,302
		$8,221,251
Miscellaneous Revenue - Other – 2.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$785,000	$755,751
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	1,300,000	1,417,494
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	2,000,000	2,185,820
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,293,056
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,475,000	1,380,187
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	535,000	507,565
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), “E”, 5.6%, 2025	395,000	389,454
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	676,863
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	5,780,000	5,861,036
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,590,000	1,539,597
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.8%, 2018	3,785,000	3,955,893
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	3,975,000	3,735,069
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,525,000	1,527,333
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	568,794
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	415,835
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,810,000	2,580,423
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	774,774
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	265,000	243,257
		$30,808,201
Multi-Family Housing Revenue – 2.3%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$1,720,000	$1,722,666
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	635,000	575,939
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,044,132
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	8,000,000	8,267,600
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,018,000
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	4,000,000	3,871,720
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	2,000,000	1,918,120
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,430,000	1,325,481

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$3,850,000	$3,652,303
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (n)	2,000,000	2,018,200
MuniMae TE Bond Subsidiary LLC, 6.875%, 2049 (a)(n)	6,000,000	6,191,340
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (n)	2,000,000	1,911,840
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	1,380,000	1,250,970
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	1,000,000	958,360
		$35,726,671
Parking – 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$254,764
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	450,000	286,056
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	975,000	579,530
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,235,000	687,512
		$1,807,862
Sales & Excise Tax Revenue – 1.0%
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	$10,000,000	$10,204,500
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	1,050,000	1,019,067
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	4,000,000	4,208,640
		$15,432,207
Single Family Housing - Local – 1.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	$290,000	$294,115
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	25,000	25,363
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	100,000	26,697
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,615,000	799,409
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024	180,000	183,683
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015	500,000	225,345
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	385,000	398,217
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	1,195,000	1,214,514
Jefferson Parish, LA, Single Family Mortgage Rev., “D”, GNMA, 5%, 2038	2,105,000	1,959,734
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	95,000	96,095
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	435,000	405,616
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	190,000	193,418
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	260,000	259,909
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	1,000,000	1,041,430
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	450,000	465,237
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 6.875%, 2026	35,000	35,034
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	851,584
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	1,560,000	1,594,086
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	915,000	949,139
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	925,000	935,823
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,500,000	1,529,700
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	600,000	614,604

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	$800,000	$825,608
		$14,924,360
Single Family Housing - State – 1.4%
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	$15,000	$15,000
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	2,000	2,023
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	810,000	814,949
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	325,000	340,269
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	37,000	37,728
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	305,000	310,761
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	470,000	478,808
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	465,000	480,652
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	135,000	140,667
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	60,000	60,905
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	135,000	139,805
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.1%, 2034	2,130,000	2,187,638
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	2,030,000	2,092,707
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	85,000	87,051
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	355,000	361,305
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	280,000	288,330
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	290,000	295,246
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	560,000	574,896
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	3,215,000	3,293,768
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	295,000	298,726
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	210,000	211,506
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	3,075,000	3,165,497
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	505,000	515,100
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	810,000	808,510
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	245,000	256,211
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	2,123,037
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	1,645,000	1,692,508
		$21,073,603
Solid Waste Revenue – 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,912,363
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,964,360
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	5,361,148
		$11,237,871
State & Agency - Other – 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$875,673
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,423,708
		$4,299,381
State & Local Agencies – 1.6%
Alabama Building Renovation Authority, AMBAC, 6%, 2018	$1,155,000	$1,214,760
Delaware Valley, PA, Regional Finance Authority, “B”, AMBAC, 1.75%, 2018	3,700,000	3,700,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.975%, 2018 (p)	7,000,000	8,464,120

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	$1,185,000	$980,291
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,000,000	4,674,550
Harris County, TX, 5.8%, 2014	1,022,832	1,023,334
Harris County, TX, 5.625%, 2020	2,136,764	2,017,083
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	1,030,000	1,042,854
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,104,390
		$24,221,382
Student Loan Revenue – 0.3%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$2,700,000	$2,722,248
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,522,020
		$4,244,268
Tax - Other – 0.6%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$280,000	$282,747
Black Hawk, CO, Device Tax Rev., 5%, 2013	180,000	179,474
Black Hawk, CO, Device Tax Rev., 5%, 2015	560,000	547,226
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032	6,310,000	1,476,603
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	1,000,000	978,810
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,795,000	1,757,808
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	800,000	755,008
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034	1,195,000	1,161,946
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,500,000	1,522,245
		$8,661,867
Tax Assessment – 8.2%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$470,000	$417,402
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,480,000	1,181,765
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,845,000	1,451,056
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	675,000	610,052
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,172,097
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,765,000	1,591,765
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	2,035,000	1,530,727
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	2,980,000	2,661,021
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	690,000	710,528
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	970,000	730,061
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	740,000	653,627
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	410,000	398,819
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,700,000	2,053,161
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,750,000	2,243,120
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	807,021
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	4,485,000	4,267,747
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	500,000	471,520
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	1,614,568
Fishhawk Community Development District, FL, 5.125%, 2009	995,000	988,940
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	620,000	528,872

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	$3,685,000	$3,407,446
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	85,000	84,782
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	1,103,374
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,105,000	1,897,426
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	1,985,000	1,986,330
Katy, TX, Development Authority Rev., “B”, 6%, 2018	4,600,000	4,484,586
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	660,000	651,869
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	990,000	983,525
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,959,000	2,655,495
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	340,000	268,505
Landmark at Doral, FL, Community Development District, Special Assessment, “B”, 5.2%, 2015	2,000,000	1,716,100
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	1,457,661
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	1,159,815
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”,
6.15%, 2039	4,150,000	3,635,359
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,905,000	1,897,723
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,490,052
Markham, IL, Tax Increment Rev., 9%, 2012	1,575,000	1,582,859
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	805,000	757,247
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	1,031,596
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	412,065
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	2,030,302
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	969,258
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,390,000	1,214,999
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	260,000	223,317
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	868,581
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	715,000	562,247
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	790,000	707,018
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,579,324
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,333,980
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	4,000,000	3,135,480
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	565,000	530,981
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	1,056,862
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,110,000	880,852
Palm River Community Development District, FL, Special Assessment, “A”, 5.375%, 2036	955,000	753,008
Palm River Community Development District, FL, Special Assessment, “B”, 5.15%, 2013	1,000,000	917,610
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,145,000	1,059,331
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	1,500,000	1,444,395

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Parker Road Community Development District, FL, “A”, 5.6%, 2038	$1,260,000	$1,024,002
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,185,000	2,958,992
Paseo, FL, Community Development District, “B”, 4.875%, 2010	2,990,000	2,867,500
Preserve at Wilderness Lake, FL, 6.2%, 2008	25,000	24,988
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	644,007
Renaissance Community Development District, FL, Special Assessment, “B”, 6.25%, 2008	275,000	275,000
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013	4,405,000	4,011,281
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	2,300,000	2,091,551
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	2,423,371
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	3,784,650
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	670,000	662,509
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,491,830
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,820,000	1,443,715
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	1,671,600
Stoneybrook South Community Development District, FL, Special Assessment, “B”’, 5.45%, 2015	2,000,000	1,805,340
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,713,620
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	1,126,965
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	3,825,000	3,645,531
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,550,000	2,211,182
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,155,000	1,646,420
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,260,000	1,728,493
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	940,000	738,351
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	628,358
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	630,000	550,122
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	1,241,912
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	2,065,000	1,972,178
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,110,000	1,023,764
		$125,422,461
Tobacco – 6.4%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$10,065,000	$10,023,830
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	495,000	496,856
Buckeye Tobacco Settlement Financing Authority, 6%, 2042	780,000	715,829
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	2,500,000	2,277,250
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	19,455,000	18,296,645
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	6,835,000	6,023,070
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	5,130,000	4,988,669
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	3,935,000	701,099
California County, CA, Tobacco Securitization Agency, Tobacco Settlement (Los Angeles County), 0% to 2010, 5.65% to 2041	1,525,000	1,076,421

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	$4,110,000	$3,974,576
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	8,000,000	401,040
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	14,000,000	438,900
District of Columbia, Tobacco Settlement, 6.25%, 2024	3,175,000	3,193,352
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	889,425
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,617,880
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,740,000	1,410,061
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	11,775,000	1,638,609
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,894,878
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	4,915,000	4,726,706
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	4,325,000	4,028,651
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	11,470,000	10,444,926
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,370,000	2,549,504
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	52,946
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	41,525,000	1,518,569
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	7,265,000	972,202
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2041	5,640,000	518,260
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	2,500,000	2,523,475
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	3,725,000	3,749,771
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2030	2,435,000	2,396,503
Washington Tobacco Settlement Authority, 6.5%, 2026	1,025,000	1,048,032
		$98,587,935
Toll Roads – 1.8%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	$12,305,000	$4,169,549
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)	10,000,000	10,484,700
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)	13,400,000	12,387,625
		$27,041,874
Transportation - Special Tax – 0.6%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$7,592,880
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	6,825,000	2,291,972
		$9,884,852
Universities - Colleges – 2.5%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$3,530,000	$3,186,708
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	900,411
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,001,302
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	900,000	901,287
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,467,946
Chabot-Las Positas Community College District, CA, “C”, AMBAC, 0%, 2035	11,250,000	2,505,825
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	250,840
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2032	4,825,000	1,277,033
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2033	5,335,000	1,333,377
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2034	9,580,000	2,260,497
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	815,000	799,963

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	$9,150,000	$10,484,985
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,338,948
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	1,004,560
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), “A”, 5%, 2027	1,100,000	961,125
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), “A”, 5%, 2034	1,000,000	837,070
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	962,015
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,755,000	2,799,548
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	2,000,000	2,148,380
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	450,000	464,405
		$37,886,225
Universities - Dormitories – 0.3%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$1,385,000	$1,313,077
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,135,709
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,712,040
		$5,160,826
Universities - Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,780,000	$2,010,617
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	4,066,542
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	2,760,000	2,473,236
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	2,610,000	2,443,586
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,346,149
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,608,554
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	927,200
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	381,694
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	429,336
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	568,112
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,527,690
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.4%, 2013	1,055,000	1,088,528
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	2,970,000	3,014,134
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,599,668
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	934,910
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,586,701
		$29,006,657
Utilities - Cogeneration – 0.5%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$680,000	$679,939
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,800,000	1,607,238

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	$1,700,000	$1,684,428
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	1,050,000	1,010,741
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	2,301,495
		$7,283,841
Utilities - Investor Owned – 2.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$7,265,000	$6,834,403
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	310,000	274,880
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co., LLC), 5%, 2041	3,015,000	1,955,559
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,250,984
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,382,550
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,353,721
Farmington, NM, Pollution Control Rev. (Tucson Electric), “A”, 6.95%, 2020	3,000,000	3,042,540
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,095,000	2,767,920
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,980,320
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	1,000,000	1,000,410
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,850,000	2,789,979
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	927,282
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,060,000	997,174
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	3,335,000	3,334,500
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,420,957
		$38,313,179
Utilities - Other – 0.6%
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	$2,245,000	$2,074,043
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,939,000
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	4,075,000	3,705,846
		$9,718,889
Water & Sewer Utility Revenue – 6.3%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$4,455,050
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,010,000	1,091,234
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)	1,000,000	1,080,430
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	5,785,000	5,953,286
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,930,655
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 4.75%, 2039	5,235,000	5,101,717
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	655,000	628,302
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029 (f)	5,185,000	5,697,952
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	8,220,000	7,904,434
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028	1,685,000	1,710,477
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)	15,170,000	15,984,174
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	2,155,000	2,207,927
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	5,000,000	5,095,600
New York, NY, Municipal Water & Sewer Finance Authority Rev., “DD”, 5%, 2039	5,000,000	5,042,200
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	5,520,000	5,586,682
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,255,958

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$4,410,000	$4,575,992
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, MBIA, 5%, 2032	11,155,000	11,236,870
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	4,000,000	4,078,000
		$96,616,940
Total Municipal Bonds		$1,532,331,585
Floating Rate Demand Notes – 1.3%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 1.85%, due 5/01/08	$700,000	$700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.84%, due 5/01/08	900,000	900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.94%, due 5/01/08	5,700,000	5,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.94%, due 5/01/08	8,600,000	8,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.94%, due 5/01/08	4,030,000	4,030,000
New York, NY, “A-4”, 2.88%, due 5/01/08	100,000	100,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.83%, due 5/01/08	300,000	300,000
Total Floating Rate Demand Notes		$20,330,000
Total Investments		$1,552,661,585
Other Assets, Less Liabilities – (1.0)%		(14,792,307)
Net Assets – 100.0%		$1,537,869,278

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,717,113, representing 2.3% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers

ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

Inverse Floaters

RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 4/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of April 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,552,661,585	$—	$1,552,661,585
Other Financial Instruments	$170,359	$—	$—	$170,359

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,600,718,789

Gross unrealized appreciation	$35,121,326
Gross unrealized depreciation	(109,414,924)

Net unrealized appreciation (depreciation)	$(74,293,598)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 4/30/08

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr. (Short)	132	$15,429,563	Jun-08	$170,359

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS® High Yield Opportunities Fund

4/30/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08

Issuer	Shares/Par	Value ($)
Bonds – 86.5%
Aerospace – 1.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$3,775,000	$3,982,625
Vought Aircraft Industries, Inc., 8%, 2011	5,540,000	5,263,000

		$9,245,625

Airlines – 0.3%
Continental Airlines, Inc., 6.9%, 2017	$193,381	$178,394
Continental Airlines, Inc., 6.748%, 2017	319,095	287,185
Continental Airlines, Inc., 6.795%, 2018	1,392,290	1,253,061

		$1,718,640

Apparel Manufacturers – 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)	$3,605,000	$324,450

Asset Backed & Securitized – 4.7%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$675,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.118%, 2038 (z)	1,336,406	738,885
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,025,662	358,982
Asset Securitization Corp., FRN, 9.12%, 2029 (z)	2,300,000	2,553,000
Babson Ltd., CLO, “D”, FRN, 4.213%, 2018 (n)	1,005,000	648,225
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	897,762	818,090
Banc of America Commercial Mortgage, Inc., FRN, 5.81%, 2017	868,209	806,429
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	3,729,874	3,425,257
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	834,050	753,398
Crest Ltd., CDO, 7%, 2040	993,500	476,711
Falcon Franchise Loan LLC, FRN, 3.844%, 2025 (i)(z)	1,734,345	181,777
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	2,617,073	2,388,869
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	1,336,962	1,212,665
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	1,756,714	1,592,255
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.261%, 2051	1,390,000	1,021,184
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.631%, 2030 (i)	1,966,904	70,116
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	1,390,000	1,008,002
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	2,831,056	2,541,934
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	725,000	670,929
Morgan Stanley Capital I, Inc., 1.46%, 2039 (i)(n)	4,926,790	157,234
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)	1,775,000	1,109,375
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)	3,250,000	2,372,500
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)	1,813,000	673,076
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047	2,826,765	2,575,172
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051	2,821,707	2,633,397

		$31,462,462

Automotive – 2.9%
Allison Transmission, Inc., 11%, 2015 (n)	$5,680,000	$5,580,600
Ford Motor Credit Co. LLC, 9.75%, 2010	4,305,000	4,182,316
Ford Motor Credit Co. LLC, 8.625%, 2010	1,255,000	1,193,933
Ford Motor Credit Co. LLC, 8%, 2016	3,725,000	3,260,113
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	1,775,000	1,605,062
General Motors Acceptance Corp., 8.375%, 2033	4,467,000	3,400,504

		$19,222,528

Broadcasting – 6.6%
Allbritton Communications Co., 7.75%, 2012	$3,672,000	$3,713,310
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	2,560,000	2,080,000
CanWest MediaWorks LP, 9.25%, 2015 (n)	2,040,000	1,861,500
Grupo Televisa S.A., 8.5%, 2032	1,368,000	1,618,300
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	3,245,000	3,200,381
Intelsat Jackson Holdings Ltd., 11.25%, 2016	3,510,000	3,558,263
Intelsat Ltd., 0% to 2010, 9.25% to 2015	1,745,000	1,491,975
ION Media Networks, Inc., FRN, 8.963%, 2013 (n)	3,370,000	2,022,000

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Lamar Media Corp., 6.625%, 2015		$2,875,000	$2,709,688
Lamar Media Corp., “C”, 6.625%, 2015		1,820,000	1,715,350
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013		4,375,000	3,543,750
LBI Media, Inc., 8.5%, 2017 (n)		1,895,000	1,572,850
LIN TV Corp., 6.5%, 2013		1,780,000	1,713,250
Local TV Finance LLC, 9.25%, 2015 (n)(p)		2,975,000	2,380,000
Nexstar Broadcasting Group, Inc., 7%, 2014		2,100,000	1,790,250
Univision Communications, Inc., 9.75%, 2015 (n)(p)		12,510,000	9,007,200

			$43,978,067

Brokerage & Asset Managers – 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$5,125,000	$4,932,813

Building – 1.5%
Associated Materials, Inc., 9.75%, 2012		$860,000	$855,700
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		2,840,000	2,030,600
Building Materials Corp. of America, 7.75%, 2014		2,270,000	1,691,150
Nortek Holdings, Inc., 8.5%, 2014		3,470,000	2,541,775
Ply Gem Industries, Inc., 9%, 2012		3,760,000	2,876,400

			$9,995,625

Business Services – 0.8%
SunGard Data Systems, Inc., 10.25%, 2015		$5,353,000	$5,687,563

Cable TV – 3.5%
CCH I Holdings LLC, 11%, 2015		$3,572,000	$2,777,230
CCH II Holdings LLC, 10.25%, 2010		7,445,000	7,165,813
CCO Holdings LLC, 8.75%, 2013		7,320,000	6,734,400
Mediacom LLC, 9.5%, 2013		2,235,000	2,173,538
NTL Cable PLC, 9.125%, 2016		3,664,000	3,535,760
Videotron LTEE, 6.875%, 2014		750,000	731,250

			$23,117,991

Chemicals – 3.0%
Innophos, Inc., 8.875%, 2014		$3,140,000	$3,124,300
Koppers Holdings, Inc., 9.875%, 2013		2,575,000	2,729,500
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		4,981,000	4,358,371
Momentive Performance Materials, Inc., 9%, 2014	EUR	370,000	503,484
Momentive Performance Materials, Inc., 11.5%, 2016		$5,083,000	4,460,333
Nalco Co., 7.75%, 2011		960,000	986,400
Nalco Co., 8.875%, 2013		3,735,000	3,931,088

			$20,093,476

Computer Software – 0.8%
First Data Corp., 9.875%, 2015 (n)		$5,575,000	$5,073,250

Construction – 0.0%
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)		$10,000	$10,150

Consumer Goods & Services – 1.5%
American Achievement Corp., 8.25%, 2012		$920,000	$809,600
GEO Group, Inc., 8.25%, 2013		2,465,000	2,545,113
KAR Holdings, Inc., 10%, 2015		2,310,000	2,194,500
Service Corp. International, 7%, 2017		3,615,000	3,624,038
Vitro S.A. de C.V., 8.625%, 2012		204,000	189,720
Vitro S.A.B. de C.V., 9.125%, 2017		907,000	778,660

			$10,141,631

Containers – 1.6%
Crown Americas LLC, 7.625%, 2013		$1,975,000	$2,054,000
Graham Packaging Co. LP, 9.875%, 2014		3,720,000	3,496,800

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Greif, Inc., 6.75%, 2017	$2,185,000	$2,168,613
Owens-Brockway Glass Container, Inc., 8.25%, 2013	2,710,000	2,818,400

		$10,537,813

Defense Electronics – 0.6%
L-3 Communications Corp., 5.875%, 2015	$4,415,000	$4,282,550

Electronics – 1.2%
Avago Technologies Finance, 11.875%, 2015	$4,120,000	$4,429,000
Spansion LLC, 11.25%, 2016 (n)	5,410,000	3,462,400

		$7,891,400

Emerging Market Quasi-Sovereign – 1.5%
Codelco, Inc., 5.625%, 2035	$3,362,000	$3,046,799
Gazprom International S.A., 6.212%, 2016	1,104,000	1,056,509
Gazprom International S.A., 7.201%, 2020	2,410,793	2,457,001
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	304,365
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	681,428
OAO Gazprom, 9.625%, 2013	1,340,000	1,520,900
OAO Gazprom, 7.343%, 2013 (z)	216,000	225,990
OAO Gazprom, 8.146%, 2018 (z)	194,000	205,883
Pemex Project Funding Master Trust, 6.625%, 2035 (n)	191,000	198,977

		$9,697,852

Emerging Market Sovereign – 4.0%
Federative Republic of Brazil, 6%, 2017	$1,011,000	$1,056,495
Federative Republic of Brazil, 8%, 2018	1,632,000	1,860,480
Gabonese Republic, 8.2%, 2017 (n)	1,510,000	1,581,725
Republic of Argentina, 7%, 2013	1,195,000	933,527
Republic of Argentina, FRN, 3.092%, 2012	3,055,185	2,611,300
Republic of Colombia, 7.375%, 2017	468,000	526,968
Republic of Colombia, 7.375%, 2037	892,000	994,580
Republic of Ecuador, 10%, 2030	464,000	467,480
Republic of El Salvador, 8.25%, 2032	875,000	1,001,875
Republic of El Salvador, 7.65%, 2035 (n)	386,000	413,020
Republic of Indonesia, 7.75%, 2038 (n)	1,371,000	1,374,428
Republic of Panama, 6.7%, 2036	1,802,000	1,869,575
Republic of Peru, 6.55%, 2037	860,000	903,559
Republic of Philippines, 8%, 2016	329,000	376,705
Republic of Philippines, 9.5%, 2030	234,000	307,418
Republic of Philippines, 7.75%, 2031	1,405,000	1,584,138
Republic of Turkey, 6.875%, 2036	2,843,000	2,630,059
Republic of Uruguay, 9.25%, 2017	1,349,000	1,632,290
Republic of Uruguay, 8%, 2022	2,331,000	2,587,410
Republic of Uruguay, 7.625%, 2036	236,000	248,980
Republic of Venezuela, 7%, 2018	824,000	661,260
Ukraine Ministry of Finance, 6.75%, 2017 (n)	321,000	316,439
United Mexican States, 6.05%, 2040	552,000	549,240

		$26,488,951

Energy - Independent – 3.8%
Chaparral Energy, Inc., 8.875%, 2017	$1,880,000	$1,720,200
Chesapeake Energy Corp., 6.375%, 2015	2,000,000	1,970,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	3,515,000	3,462,275
Hilcorp Energy I LP, 9%, 2016 (n)	1,680,000	1,751,400
Mariner Energy, Inc., 8%, 2017	3,620,000	3,556,650
Opti Canada, Inc., 8.25%, 2014	5,015,000	5,177,988
Plains Exploration & Production Co., 7%, 2017	3,725,000	3,669,125

3

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PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Quicksilver Resources, Inc., 7.125%, 2016	$4,375,000	$4,331,250

		$25,638,888

Energy - Integrated – 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$674,000	$652,634
TNK-BP Finance S.A., 7.5%, 2013 (n)	131,000	131,328

		$783,962

Entertainment – 0.5%
Marquee Holdings, Inc., 12%, 2014	$3,945,000	$3,077,100

Financial Institutions – 0.8%
General Motors Acceptance Corp., 6.875%, 2011	$6,499,000	$5,415,766
Residential Capital LLC, 8.5%, 2012	360,000	183,600

		$5,599,366

Food & Beverages – 1.5%
ARAMARK Corp., 8.5%, 2015	$4,045,000	$4,216,913
B&G Foods, Inc., 8%, 2011	1,525,000	1,509,750
Dean Foods Co., 7%, 2016	1,165,000	1,089,275
Del Monte Corp., 6.75%, 2015	2,180,000	2,103,700
Michael Foods, Inc., 8%, 2013	1,400,000	1,358,000

		$10,277,638

Forest & Paper Products – 2.6%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)	$355,000	$372,750
Abitibi-Consolidated, Inc., 7.4%, 2018	1,870,000	701,250
Buckeye Technologies, Inc., 8%, 2010	2,041,000	2,035,898
Catalyst Paper Corp., 8.625%, 2011	985,000	844,638
Georgia-Pacific Corp., 7.125%, 2017 (z)	1,535,000	1,519,650
Georgia-Pacific Corp., 8%, 2024	885,000	842,963
Graphic Packaging International Corp., 9.5%, 2013	1,375,000	1,368,125
JSG Funding PLC, 7.75%, 2015	1,365,000	1,238,738
Millar Western Forest Products Ltd., 7.75%, 2013	4,965,000	3,326,550
NewPage Holding Corp., 10%, 2012 (n)	1,950,000	2,081,625
NewPage Holding Corp., 12%, 2013	2,765,000	2,930,900

		$17,263,087

Gaming & Lodging – 7.3%
Firekeepers Development Authority, 13.875%, 2015 (z)	$4,225,000	$4,288,375
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	5,140,000	3,687,950
Harrah’s Operating Co., Inc., 5.375%, 2013	2,245,000	1,391,900
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)	4,750,000	4,085,000
Harrah’s Operating Co., Inc., 5.75%, 2017	5,770,000	3,252,838
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)	3,075,000	2,444,625
Isle of Capri Casinos, Inc., 7%, 2014	3,570,000	2,748,900
Mandalay Resort Group, 9.375%, 2010	1,000,000	1,030,000
MGM Mirage, 8.375%, 2011	2,485,000	2,472,575
MGM Mirage, 5.875%, 2014	1,975,000	1,698,500
MGM Mirage, 7.5%, 2016	3,080,000	2,787,400
MTR Gaming Group, Inc., 9%, 2012	970,000	771,150
Newland International Properties Corp., 9.5%, 2014 (n)	1,948,000	1,733,720
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)	3,360,000	2,780,400
Station Casinos, Inc., 6%, 2012	510,000	430,313
Station Casinos, Inc., 6.5%, 2014	6,715,000	4,398,325
Station Casinos, Inc., 6.875%, 2016	6,275,000	4,031,688
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015	7,385,000	4,744,863

		$48,778,522

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
General Merchandise – 0.2%
Buhrmann U.S., Inc., 7.875%, 2015		$1,095,000	$1,048,463

Industrial – 1.6%
Blount, Inc., 8.875%, 2012		$1,880,000	$1,889,400
JohnsonDiversey Holdings, Inc., 10.67%, 2013		3,670,000	3,651,650
JohnsonDiversey, Inc., 9.625%, 2012	EUR	840,000	1,274,429
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$3,990,000	4,029,900

			$10,845,379

Insurance - Property & Casualty – 0.6%
USI Holdings Corp., 9.75%, 2015 (n)		$4,700,000	$3,713,000

Medical & Health Technology & Services – 7.6%
Accellent, Inc., 10.5%, 2013		$4,160,000	$3,556,800
Community Health Systems, Inc., 8.875%, 2015		5,115,000	5,319,600
Cooper Cos., Inc., 7.125%, 2015		2,480,000	2,368,400
DaVita, Inc., 7.25%, 2015		3,290,000	3,298,225
HCA, Inc., 9%, 2014		4,680,000	4,620,676
HCA, Inc., 6.375%, 2015		4,195,000	3,733,550
HCA, Inc., 9.25%, 2016		5,615,000	6,036,125
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		1,855,000	1,989,488
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		5,895,000	6,263,433
Psychiatric Solutions, Inc., 7.75%, 2015		3,080,000	3,149,300
Surgical Care Affiliates, Inc., 10%, 2017 (n)		2,815,000	1,942,350
U.S. Oncology, Inc., 10.75%, 2014		3,040,000	3,070,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,910,000	1,948,200
Universal Hospital Services, Inc., FRN, 8.287%, 2015		590,000	557,550
VWR Funding, Inc., 10.25%, 2015 (p)		2,910,000	2,800,875

			$50,654,972

Metals & Mining – 3.8%
Arch Western Finance LLC, 6.75%, 2013		$2,210,000	$2,248,675
FMG Finance Ltd., 10.625%, 2016 (n)		6,125,000	6,967,188
Foundation PA Coal Co., 7.25%, 2014		980,000	1,006,950
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		5,200,000	5,746,000
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015		3,039,000	3,069,390
Peabody Energy Corp., 5.875%, 2016		1,675,000	1,624,750
Peabody Energy Corp., 7.375%, 2016		1,635,000	1,716,750
PNA Group, Inc., 10.75%, 2016		3,475,000	3,214,375

			$25,594,078

Municipals – 1.3%
New York City, NY, Municipal Water Finance Authority Rev., “AA”, 4.5%, 2037		$6,125,000	$5,838,105
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		3,025,000	2,857,234

			$8,695,339

Natural Gas - Distribution – 0.2%
AmeriGas Partners LP, 7.125%, 2016		$1,515,000	$1,526,363

Natural Gas - Pipeline – 1.3%
Atlas Pipeline Partners LP, 8.125%, 2015		$2,135,000	$2,215,063
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		1,975,000	2,043,525
Intergas Finance B.V., 6.875%, 2011 (n)		679,000	658,630
Intergas Finance B.V., 6.875%, 2011		638,000	618,860
Williams Partners LP, 7.25%, 2017		2,750,000	2,839,375

			$8,375,453

Network & Telecom – 2.0%
Cincinnati Bell, Inc., 8.375%, 2014		$3,905,000	$3,885,475
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		1,270,000	1,298,575
Qwest Capital Funding, Inc., 7.25%, 2011		4,245,000	4,160,100

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Network & Telecom – continued
Qwest Corp., 7.875%, 2011		$1,400,000	$1,435,000
Qwest Corp., 8.875%, 2012		465,000	490,575
Windstream Corp., 8.625%, 2016		1,670,000	1,749,325

			$13,019,050

Oil Services – 0.3%
Basic Energy Services, Inc., 7.125%, 2016		$1,870,000	$1,832,600

Oils – 0.1%
Petroleos de Venezuela S.A., 5.25%, 2017		$1,327,000	$875,820

Other Banks & Diversified Financials – 0.0%
RSHB Capital S.A., 7.175%, 2013 (n)		$212,000	$217,035

Printing & Publishing – 3.8%
American Media Operations, Inc., 10.25%, 2009		$154,675	$115,426
American Media Operations, Inc., “B”, 10.25%, 2009		4,254,000	3,174,548
Dex Media West LLC, 9.875%, 2013		2,660,000	2,507,050
Dex Media, Inc., 0% to 2008, 9% to 2013		3,250,000	2,445,625
Dex Media, Inc., 0% to 2008, 9% to 2013		2,465,000	1,854,913
Idearc, Inc., 8%, 2016		8,881,000	5,772,650
Morris Publishing, 7%, 2013		820,000	504,300
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	1,300,000	1,306,415
Nielsen Finance LLC, 10%, 2014		$1,830,000	1,903,200
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		3,285,000	2,365,200
Quebecor World, Inc., 6.125%, 2013 (d)		2,060,000	860,050
R.H. Donnelley Corp., 8.875%, 2016		4,235,000	2,752,750

			$25,562,127

Retailers – 0.6%
Couche-Tard, Inc., 7.5%, 2013		$1,450,000	$1,457,250
Eye Care Centers of America, Inc., 10.75%, 2015		1,105,000	1,136,769
Sally Holdings LLC, 10.5%, 2016		1,640,000	1,631,800
			$4,225,819
Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$2,035,000	$1,836,588
Steel – 0.3%
Evraz Group S.A., 8.875%, 2013 (z)		$1,808,000	$1,830,600
Supermarkets – 0.3%

Stater Brothers Holdings, Inc., 7.75%, 2015		$1,975,000	$1,979,938

Telecommunications - Wireless – 1.7%
Alltel Corp., 7%, 2012		$3,015,000	$2,562,750
MetroPCS Wireless, Inc., 9.25%, 2014		2,980,000	2,927,850
Vimpel-Communications, 8.375%, 2013 (z)		1,127,000	1,126,749
Vimpel-Communications, 9.125%, 2018 (z)		723,000	723,635
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		3,500,000	3,771,250

			$11,112,234

Transportation – 0.4%
Autopistas del Sol S.A., 11.5%, 2017 (n)		$1,326,000	$991,185
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		346,000	233,550
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)		1,419,000	1,149,390

			$2,374,125

Transportation - Services – 0.6%
Eurocar Groupe S.A., FRN, 7.84%, 2013 (z)	EUR	1,560,000	$2,049,597
Hertz Corp., 8.875%, 2014		$1,895,000	1,909,213

			$3,958,810

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 6.1%
AES Corp., 9.375%, 2010	$2,840,000	$3,021,050
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	1,070,000	1,131,525
Dynegy Holdings, Inc., 7.5%, 2015	2,840,000	2,825,800
Edison Mission Energy, 7%, 2017	2,320,000	2,343,200
EEB International Ltd., 8.75%, 2014 (n)	992,000	1,051,520
Enersis S.A., 7.375%, 2014	1,693,000	1,822,157
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	754,000	793,585
Mirant Americas Generation LLC, 8.3%, 2011	1,900,000	1,971,250
Mirant Americas Generation LLC, 8.5%, 2021	1,250,000	1,225,000
Mirant North America LLC, 7.375%, 2013	3,000,000	3,112,500
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	1,831,813
NRG Energy, Inc., 7.375%, 2016	8,995,000	9,264,845
Reliant Energy, Inc., 6.75%, 2014	1,000,000	1,032,500
Reliant Energy, Inc., 7.875%, 2017	1,810,000	1,886,925
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	7,195,000	7,500,788

		$40,814,458

Utilities - Gas – 0.2%
TGI International Ltd., 9.5%, 2017 (n)	$1,005,000	$1,069,320

Total Bonds		$576,482,971

Floating Rate Loans – 6.2% (g)(r)
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$124,307	$118,273
Hawker Beechcraft Acquisition Co., Term Loan B, 4.7%, 2014	3,158,829	3,005,495

		$3,123,768

Automotive – 0.9%
Ford Motor Co., Term Loan B, 5.8%, 2013	$4,437,446	$4,074,130
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	3,632,704	1,816,352

		$5,890,482

Broadcasting – 0.4%
Young Broadcasting, Inc., Term Loan, 2012 (o)	$2,157,671	$1,925,721
Young Broadcasting, Inc., Term Loan B-1, 2012 (o)	794,180	710,791

		$2,636,512

Building – 0.2%
Roofing Supply Group, Inc., Term Loan B, 7.7%, 2013	$2,275,376	$1,501,748

Computer Software – 0.6%
First Data Corp., Term Loan B-2, 5.62%, 2014	$4,252,927	$3,995,978

Energy - Independent – 1.0%
Crimson Exploration, Inc., Second Lien Term Loan, 8.46%, 2012	$1,888,867	$1,699,980
Sandridge Energy, Inc., Term Loan B, 8.63%, 2015	4,673,000	4,684,683

		$6,384,663

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$932,854	$909,533

Gaming & Lodging – 0.6%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 2014 (o)	$4,000,000	$2,480,000
Harrahs Entertainment, Inc., Term Loan B-2, 5.92%, 2015	1,380,734	1,295,818

		$3,775,818

Medical & Health Technology & Services – 0.3%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$10,394	$9,946
Community Health Systems, Inc., Term Loan, 5.34%, 2014	202,871	194,133
HCA, Inc., Term Loan B, 4.95%, 2013	1,734,932	1,646,016

		$1,850,095

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Printing & Publishing – 0.6%
Idearc, Inc., Term Loan B, 2014 (o)	$275,838	$227,006
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	1,538,083	1,453,007
Tribune Co., Term Loan B, 2014 (o)	3,361,424	2,488,292

		$4,168,305

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.46%, 2013	$1,891,542	$1,673,128

Utilities - Electric Power – 0.8%
Calpine Corp., Term Loan, 5.58%, 2009	$2,417,427	$2,270,568
TXU Corp. Term Loan B-3, 6.58%, 2014	3,119,912	2,983,904
		$5,254,472

Total Floating Rate Loans		$41,164,502

Common Stocks – 3.0%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	29	$0

Broadcasting – 0.3%
Clear Channel Communications, Inc.	46,600	$1,404,990
Idearc, Inc.	92,200	304,260

		$1,709,250

Cable TV – 1.1%
Cablevision Systems Corp., “A” (a)	60,000	$1,380,000
Comcast Corp., “A”	236,900	4,868,295
Time Warner Cable, Inc. (a)	33,200	929,600

		$7,177,895

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	28,000	$144,200

Electronics – 0.2%
Intel Corp.	74,600	$1,660,596

Energy - Independent – 0.0%
Sandridge Energy, Inc. (a)	490	$22,138

Energy - Integrated – 0.2%
Chevron Corp.	14,100	$1,355,715

Forest & Paper Products – 0.0%
Louisiana-Pacific Corp.	28,000	$322,280

Gaming & Lodging – 0.2%
MGM Mirage (a)	23,800	$1,217,370

Major Banks – 0.2%
Bank of America Corp.	22,100	$829,634
JPMorgan Chase & Co.	7,100	338,315

		$1,167,949

Real Estate – 0.1%
Host Hotels & Resorts, Inc., REIT	59,400	$1,021,680

Special Products & Services – 0.2%
Buckeye Technologies, Inc. (a)	129,900	$1,121,037

Telephone Services – 0.2%
Windstream Corp.	88,700	$1,041,338

Utilities - Electric Power – 0.3%
Reliant Energy, Inc. (a)	76,000	$1,956,240

Total Common Stocks		$19,917,688

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.2%
Broadcasting – 0.2%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p)	1,975	$1,382,500

Total Preferred Stocks		$1,382,500

Money Market Funds (v) – 2.6%
MFS Institutional Money Market Portfolio, 2.65%, at Net Asset Value	17,534,255	$17,534,255

Total Investments		$656,481,916

Other Assets, Less Liabilities – 1.5%		9,685,602

Net Assets – 100.0%		$666,167,518

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $108,482,355, representing 16.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$355,000	$372,750
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,225,026	675,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.118%, 2038	12/20/05	1,336,406	738,885
Asset Securitization Corp., FRN, 9.12%, 2029	1/25/05	2,057,060	2,553,000
Eurocar Groupe S.A., FRN, 7.84%, 2013	3/28/08 - 3/31/08	1,816,104	2,049,597
Evraz Group S.A., 8.875%, 2013	4/17/08 - 4/28/08	1,832,130	1,830,600
Falcon Franchise Loan LLC, FRN, 3.844%, 2025	1/29/03	223,097	181,777
Firekeepers Development Authority, 13.875%, 2015	4/22/08	4,116,000	4,288,375
Georgia-Pacific Corp., 7.125%, 2017	4/22/08 - 4/23/08	1,537,136	1,519,650
OAO Gazprom, 7.343%, 2013	4/02/08	216,000	225,990
OAO Gazprom, 8.146%, 2018	4/02/08	194,000	205,883
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	1,377,571	1,109,375
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04 - 1/25/05	2,558,887	2,372,500
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	1,423,586	673,076
Vimpel-Communications, 8.375%, 2013	4/24/08	1,127,000	1,126,749
Vimpel-Communications, 9.125%, 2018	4/24/08	723,000	723,635

Total Restricted Securities			$20,646,842
% of Net Assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

9

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Insurers

MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/08 - continued

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of April 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$37,451,943	$619,029,973	$—	$656,481,916
Other Financial Instruments	$46,706	$(2,042,356)	$—	$(1,995,650)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$690,721,824

Gross unrealized appreciation	$14,475,184
Gross unrealized depreciation	(48,715,092)

Net unrealized appreciation (depreciation)	$(34,239,908)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	577,384	5/14/08	$910,500	$902,647	$7,853
SELL	EUR	585,354	5/14/08	922,195	915,107	7,088

						$14,941

Depreciation
SELL	EUR	742,526	5/14/08	$1,147,998	$1,160,821	$(12,823)
SELL	EUR	1,113,879	5/14/08	1,727,738	1,741,372	(13,634)

						$(26,457)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	96	$11,221,500	Jun-08	$58,222

11

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 4/30/08 - continued

(3) Derivative Contracts at 4/30/08 - continued

Swap Agreements at 4/30/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09 USD	2,300,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(609,880)
6/20/09 USD	1,150,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(296,666)
6/20/12 USD	2,300,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(820,765)
6/20/12 USD	1,150,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(401,210)
9/20/12 USD	2,300,000	Goldman Sachs International	3.75% (fixed rate)	(3)	86,165

					$(2,042,356)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Allied Waste North America, Inc., 7.375%, 4/15/14.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended April 30, 2008, is set forth below:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,260,181	85,260,269	(75,986,195)	17,534,255

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$114,566	$17,534,255

12

MFS® High Income Fund

4/30/08
Quarterly portfolio holdings

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08

Issuer	Shares/Par	Value ($)
Bonds – 86.8%
Aerospace – 1.4%
Bombardier, Inc., 8%, 2014 (n)	$120,000	$127,800
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	4,800,000	5,064,000
TransDigm Group, Inc., 7.75%, 2014	1,500,000	1,533,750
Vought Aircraft Industries, Inc., 8%, 2011	6,690,000	6,355,500

		$13,081,050

Airlines – 0.7%
Continental Airlines, Inc., 6.9%, 2017	$991,856	$914,987
Continental Airlines, Inc., 6.748%, 2017	1,684,523	1,516,070
Continental Airlines, Inc., 6.795%, 2018	5,269,663	4,742,697

		$7,173,754

Asset Backed & Securitized – 5.5%
Airlie LCDO Ltd., CDO, FRN, 4.499%, 2011 (z)	$2,326,000	$1,535,160
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	2,316,600
Asset Securitization Corp., FRN, 8.825%, 2029 (z)	2,000,000	2,220,000
Babson Ltd., CLO, “D”, FRN, 4.213%, 2018 (n)	2,385,000	1,538,325
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	1,550,376	1,412,788
Banc of America Commercial Mortgage, Inc., FRN, 5.81%, 2017	1,514,262	1,406,510
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	6,400,848	5,878,094
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,467,534	1,325,625
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,000,000	474,290
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.207%, 2050 (z)	610,000	215,586
CWCapital Cobalt Ltd., CDO, “G”, FRN, 4.407%, 2050 (z)	1,890,000	502,948
Falcon Franchise Loan LLC, FRN, 3.844%, 2025 (i)(z)	13,671,260	1,432,885
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,739,166
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	4,479,655	4,089,038
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	2,288,482	2,075,723
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	3,063,359	2,776,576
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	2,285,000	1,678,709
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.631%, 2030 (i)	13,400,919	477,716
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	2,285,000	1,657,039
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	4,845,929	4,351,038
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	1,241,000	1,148,445
Morgan Stanley Capital I, Inc., 1.46%, 2039 (i)(n)	23,489,233	749,637
TIERS Beach Street Synthetic, CLO, FRN, 6.728%, 2011 (z)	2,750,000	2,085,050
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047	4,838,585	4,407,933
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051	4,834,564	4,511,924
Wachovia Credit, CDO, FRN, 3.949%, 2026 (z)	1,320,000	603,874

		$52,610,679

Automotive – 2.8%
Allison Transmission, Inc., 11%, 2015 (n)	$5,985,000	$5,880,263
Ford Motor Credit Co. LLC, 9.75%, 2010	5,455,000	5,299,543
Ford Motor Credit Co. LLC, 8.625%, 2010	3,855,000	3,667,420
Ford Motor Credit Co. LLC, 8%, 2016	6,330,000	5,540,003
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	3,005,000	2,717,301
General Motors Acceptance Corp., 8.375%, 2033	5,225,000	3,977,531

		$27,082,061

Broadcasting – 6.2%
Allbritton Communications Co., 7.75%, 2012	$6,515,000	$6,588,294
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	4,420,000	3,591,250
CanWest MediaWorks LP, 9.25%, 2015 (n)	2,890,000	2,637,125
Intelsat Jackson Holdings Ltd., 11.25%, 2016	4,270,000	4,328,713
Intelsat Ltd., 0% to 2010, 9.25% to 2015	4,765,000	4,074,075
ION Media Networks, Inc., FRN, 8.963%, 2013 (n)	5,400,000	3,240,000
Lamar Media Corp., 6.625%, 2015	4,660,000	4,392,050

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Lamar Media Corp., “C”, 6.625%, 2015		$2,950,000	$2,780,375
LBI Media, Inc., 8.5%, 2017 (n)		3,205,000	2,660,150
LIN TV Corp., 6.5%, 2013		6,610,000	6,362,125
Local TV Finance LLC, 9.25%, 2015 (n)(p)		4,820,000	3,856,000
Nexstar Broadcasting Group, Inc., 7%, 2014		3,400,000	2,898,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)		16,550,000	11,916,000

			$59,324,657

Brokerage & Asset Managers – 0.4%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$4,440,000	$4,273,500

Building – 1.4%
Associated Materials, Inc., 9.75%, 2012		$1,460,000	$1,452,700
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		3,570,000	2,552,550
Building Materials Corp. of America, 7.75%, 2014		3,270,000	2,436,150
Nortek Holdings, Inc., 8.5%, 2014		3,865,000	2,831,113
Ply Gem Industries, Inc., 9%, 2012		5,665,000	4,333,725

			$13,606,238

Business Services – 0.8%
SunGard Data Systems, Inc., 10.25%, 2015		$7,558,000	$8,030,375
Cable TV – 3.4%
CCH I Holdings LLC, 11%, 2015		$1,340,000	$1,041,850
CCH II Holdings LLC, 10.25%, 2010		7,675,000	7,387,188
CCO Holdings LLC, 8.75%, 2013		12,250,000	11,270,000
CSC Holdings, Inc., 6.75%, 2012		3,550,000	3,479,000
Mediacom LLC, 9.5%, 2013		3,655,000	3,554,488
NTL Cable PLC, 9.125%, 2016		5,428,000	5,238,020
Videotron LTEE, 6.875%, 2014		1,090,000	1,062,750

			$33,033,296

Chemicals – 3.2%
Innophos, Inc., 8.875%, 2014		$5,530,000	$5,502,350
Koppers Holdings, Inc., 9.875%, 2013		4,665,000	4,944,900
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		7,030,000	6,151,250
Momentive Performance Materials, Inc., 9%, 2014	EUR	605,000	823,264
Momentive Performance Materials, Inc., 11.5%, 2016		$5,596,000	4,910,490
Nalco Co., 7.75%, 2011		1,485,000	1,525,838
Nalco Co., 8.875%, 2013		6,215,000	6,541,288

			$30,399,380

Computer Software – 0.7%
First Data Corp., 9.875%, 2015 (n)		$7,350,000	$6,688,500
Consumer Goods & Services – 2.1%
Corrections Corp. of America, 6.25%, 2013		$2,330,000	$2,318,350
GEO Group, Inc., 8.25%, 2013		4,290,000	4,429,425
KAR Holdings, Inc., 10%, 2015		3,440,000	3,268,000
Service Corp. International, 7.375%, 2014		2,220,000	2,286,600
Service Corp. International, 7%, 2017		7,550,000	7,568,875

			$19,871,250

Containers – 1.4%
Crown Americas LLC, 7.625%, 2013		$3,075,000	$3,198,000
Graham Packaging Co. LP, 9.875%, 2014		3,335,000	3,134,900
Greif, Inc., 6.75%, 2017		3,415,000	3,389,388
Owens-Brockway Glass Container, Inc., 8.25%, 2013		3,985,000	4,144,400

			$13,866,688

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – 0.9%
L-3 Communications Corp., 6.125%, 2014	$4,685,000	$4,626,438
L-3 Communications Corp., 5.875%, 2015	4,475,000	4,340,750

		$8,967,188

Electronics – 0.9%
Avago Technologies Finance, 11.875%, 2015	$2,340,000	$2,515,500
Flextronics International Ltd., 6.25%, 2014	2,430,000	2,302,425
Spansion LLC, 11.25%, 2016 (n)	5,425,000	3,472,000

		$8,289,925

Emerging Market Sovereign – 0.6%
Republic of Argentina, FRN, 3.092%, 2012	$6,474,375	$5,533,728

Energy - Independent – 5.3%
Chaparral Energy, Inc., 8.875%, 2017	$3,225,000	$2,950,875
Chesapeake Energy Corp., 7%, 2014	2,147,000	2,195,308
Chesapeake Energy Corp., 6.375%, 2015	5,900,000	5,811,500
Forest Oil Corp., 7.25%, 2019	2,760,000	2,849,700
Hilcorp Energy I LP, 7.75%, 2015 (n)	1,940,000	1,910,900
Hilcorp Energy I LP, 9%, 2016 (n)	3,420,000	3,565,350
Mariner Energy, Inc., 8%, 2017	3,910,000	3,841,575
Newfield Exploration Co., 6.625%, 2014	5,085,000	5,046,863
Opti Canada, Inc., 8.25%, 2014	6,360,000	6,566,700
Plains Exploration & Production Co., 7%, 2017	7,440,000	7,328,400
Quicksilver Resources, Inc., 7.125%, 2016	5,370,000	5,316,300
Southwestern Energy Co., 7.5%, 2018 (n)	2,855,000	3,026,297

		$50,409,768

Entertainment – 0.2%
Marquee Holdings, Inc., 12%, 2014	$2,295,000	$1,790,100

Financial Institutions – 1.1%
General Motors Acceptance Corp., 6.875%, 2011	$11,884,000	$9,903,211
Residential Capital LLC, 6.5%, 2012	598,000	304,980

		$10,208,191

Food & Beverages – 2.0%
ARAMARK Corp., 8.5%, 2015	$6,550,000	$6,828,375
B&G Foods, Inc., 8%, 2011	3,570,000	3,534,300
Dean Foods Co., 7%, 2016	1,980,000	1,851,300
Del Monte Corp., 6.75%, 2015	3,920,000	3,782,800
Michael Foods, Inc., 8%, 2013	3,105,000	3,011,850

		$19,008,625

Forest & Paper Products – 2.8%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)	$570,000	$598,500
Buckeye Technologies, Inc., 8%, 2010	1,122,000	1,119,195
Buckeye Technologies, Inc., 8.5%, 2013	7,725,000	7,821,563
Catalyst Paper Corp., 8.625%, 2011	1,515,000	1,299,113
Georgia-Pacific Corp., 7.125%, 2017 (z)	2,605,000	2,578,950
Georgia-Pacific Corp., 8%, 2024	1,490,000	1,419,225
Graphic Packaging International Corp., 9.5%, 2013	2,340,000	2,328,300
JSG Funding PLC, 7.75%, 2015	525,000	476,438
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	3,272,950
NewPage Holding Corp., 10%, 2012 (n)	3,115,000	3,325,263
NewPage Holding Corp., 12%, 2013	2,470,000	2,618,200

		$26,857,697

Gaming & Lodging – 6.6%
Firekeepers Development Authority, 13.875%, 2015 (z)	$2,950,000	$2,994,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	6,865,000	4,925,638

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Harrah’s Operating Co., Inc., 5.375%, 2013		$660,000	$409,200
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		5,535,000	4,760,100
Harrah’s Operating Co., Inc., 5.75%, 2017		5,715,000	3,221,831
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		5,185,000	4,122,075
Isle of Capri Casinos, Inc., 7%, 2014		4,670,000	3,595,900
Mandalay Resort Group, 9.375%, 2010		3,525,000	3,630,750
MGM Mirage, 8.5%, 2010		3,075,000	3,151,875
MGM Mirage, 8.375%, 2011		2,895,000	2,880,525
MGM Mirage, 6.75%, 2013		4,020,000	3,698,400
MGM Mirage, 5.875%, 2014		3,010,000	2,588,600
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		4,480,000	3,707,200
Station Casinos, Inc., 6%, 2012		880,000	742,500
Station Casinos, Inc., 6.5%, 2014		9,025,000	5,911,375
Station Casinos, Inc., 6.875%, 2016		7,690,000	4,940,825
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		9,270,000	5,955,975
Wynn Las Vegas LLC, 6.625%, 2014		2,250,000	2,193,750

			$63,430,769

General Merchandise – 0.2%
Buhrmann U.S., Inc., 7.875%, 2015		$2,075,000	$1,986,813
Industrial – 1.3%
Blount, Inc., 8.875%, 2012		$3,955,000	$3,974,775
JohnsonDiversey, Inc., 9.625%, 2012	EUR	1,405,000	2,131,634
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$5,965,000	6,024,650

			$12,131,059

Insurance - Property & Casualty – 0.4%
USI Holdings Corp., 9.75%, 2015 (n)		$4,620,000	$3,649,800

Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014		$5,565,000	$5,592,825

Medical & Health Technology & Services – 8.4%
Community Health Systems, Inc., 8.875%, 2015		$10,360,000	$10,774,400
Cooper Cos., Inc., 7.125%, 2015		4,305,000	4,111,275
DaVita, Inc., 6.625%, 2013		2,665,000	2,651,675
DaVita, Inc., 7.25%, 2015		7,980,000	7,999,950
HCA, Inc., 6.375%, 2015		8,905,000	7,925,450
HCA, Inc., 9.25%, 2016		16,355,000	17,581,617
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		3,195,000	3,426,638
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		6,305,000	6,699,063
Psychiatric Solutions, Inc., 7.75%, 2015		5,500,000	5,623,750
U.S. Oncology, Inc., 10.75%, 2014		6,330,000	6,393,300
Universal Hospital Services, Inc., 8.5%, 2015 (p)		3,330,000	3,396,600
Universal Hospital Services, Inc., FRN, 8.288%, 2015		1,015,000	959,175
VWR Funding, Inc., 10.25%, 2015 (p)		2,835,000	2,728,688

			$80,271,581

Metals & Mining – 4.6%
Arch Western Finance LLC, 6.75%, 2013		$3,570,000	$3,632,475
FMG Finance Ltd., 10.625%, 2016 (n)		7,395,000	8,411,813
Foundation PA Coal Co., 7.25%, 2014		1,645,000	1,690,238
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		12,055,000	13,320,775
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015		4,988,000	5,037,880
Peabody Energy Corp., 5.875%, 2016		4,440,000	4,306,800
Peabody Energy Corp., 7.375%, 2016		3,600,000	3,780,000
PNA Group, Inc., 10.75%, 2016		4,055,000	3,750,875

			$43,930,856

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Municipals – 1.3%
New York City, NY, Municipal Water Finance Authority Rev., “AA”, 4.5%, 2037		$8,775,000	$8,363,979
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		4,335,000	4,094,581

			$12,458,560

Natural Gas - Distribution – 0.9%
AmeriGas Partners LP, 7.125%, 2016		$4,575,000	$4,609,313
Inergy LP, 6.875%, 2014		3,625,000	3,529,844

			$8,139,157

Natural Gas - Pipeline – 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015		$4,455,000	$4,622,063
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		7,655,000	7,920,598
Transcontinental Gas Pipe Line Corp., 7%, 2011		1,094,000	1,159,640
Williams Partners LP, 7.25%, 2017		4,285,000	4,424,263

			$18,126,564

Network & Telecom – 3.3%
Cincinnati Bell, Inc., 8.375%, 2014		$6,315,000	$6,283,425
Citizens Communications Co., 9.25%, 2011		4,461,000	4,706,355
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		3,965,000	4,054,213
Qwest Capital Funding, Inc., 7.25%, 2011		7,205,000	7,060,900
Qwest Corp., 7.875%, 2011		715,000	732,875
Qwest Corp., 8.875%, 2012		5,210,000	5,496,550
Windstream Corp., 8.625%, 2016		2,845,000	2,980,138

			$31,314,456

Oil Services – 0.7%
Basic Energy Services, Inc., 7.125%, 2016		$5,755,000	$5,639,900
GulfMark Offshore, Inc., 7.75%, 2014		1,340,000	1,386,900

			$7,026,800

Printing & Publishing – 3.5%
American Media Operations, Inc., 10.25%, 2009		$167,910	$125,303
American Media Operations, Inc., “B”, 10.25%, 2009		4,618,000	3,446,183
Dex Media West LLC, 9.875%, 2013		1,065,000	1,003,763
Dex Media, Inc., 0% to 2008, 9% to 2013		9,895,000	7,445,988
Dex Media, Inc., 0% to 2008, 9% to 2013		6,115,000	4,601,538
Idearc, Inc., 8%, 2016		11,644,000	7,568,600
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	2,185,000	2,195,781
Nielsen Finance LLC, 10%, 2014		$3,035,000	3,156,400
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		615,000	442,800
Quebecor World, Inc., 6.125%, 2013 (d)		2,190,000	914,325
R.H. Donnelley Corp., 8.875%, 2016		4,735,000	3,077,750

			$33,978,431

Retailers – 0.3%
Couche-Tard, Inc., 7.5%, 2013		$2,390,000	$2,401,950
Sally Holdings LLC, 10.5%, 2016		930,000	925,350

			$3,327,300

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$3,290,000	$2,969,225

Steel – 0.3%
Evraz Group S.A., 8.875%, 2013 (z)		$2,745,000	$2,779,313

Supermarkets – 0.4%
Stater Brothers Holdings, Inc., 7.75%, 2015		$3,545,000	$3,553,863

Telecommunications - Wireless – 1.5%
Alltel Corp., 7%, 2012		$4,894,000	$4,159,900
MetroPCS Wireless, Inc., 9.25%, 2014		5,050,000	4,961,625

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	$4,720,000	$5,085,800

		$14,207,325

Transportation - Services – 0.3%
Hertz Corp., 8.875%, 2014	$3,020,000	$3,042,650

Utilities - Electric Power – 6.2%
AES Corp., 9.375%, 2010	$5,130,000	$5,457,038
Dynegy Holdings, Inc., 7.5%, 2015	4,555,000	4,532,225
Edison Mission Energy, 7%, 2017	6,865,000	6,933,650
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	3,008,750
Mirant North America LLC, 7.375%, 2013	4,870,000	5,052,625
NRG Energy, Inc., 7.375%, 2016	14,830,000	15,274,890
Reliant Energy, Inc., 6.75%, 2014	1,555,000	1,605,538
Reliant Energy, Inc., 7.875%, 2017	6,675,000	6,958,688
Sierra Pacific Resources, 8.625%, 2014	2,155,000	2,254,830
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	8,030,000	8,371,275

		$59,449,509

Total Bonds		$831,473,506

Floating Rate Loans – 5.4% (g)(r)
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$203,875	$193,979
Hawker Beechcraft Acquisition Co., Term Loan B, 4.7%, 2014	5,089,162	4,842,127

		$5,036,106

Automotive – 0.9%
Ford Motor Co., Term Loan B, 5.8%, 2013	$7,750,256	$7,115,704
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	3,476,611	1,738,306

		$8,854,010

Broadcasting – 0.5%
Young Broadcasting, Inc., Term Loan, 2012 (o)	$3,661,095	$3,267,527
Young Broadcasting, Inc., Term Loan B-1, 2012 (o)	1,367,529	1,220,520

		$4,488,047

Computer Software – 0.5%
First Data Corp., Term Loan B-2, 5.62%, 2014	$4,948,892	$4,649,896

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$1,265,104	$1,233,476

Gaming & Lodging – 0.4%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 2014 (o)	$3,193,049	$1,979,690
Harrahs Entertainment, Inc., Term Loan B-2, 5.92%, 2015	2,312,200	2,169,999

		$4,149,689

Medical & Health Technology & Services – 0.6%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$88,142	$84,345
Community Health Systems, Inc., Term Loan, 5.34%, 2014	1,723,423	1,649,198
HCA, Inc., Term Loan B, 4.95%, 2013	4,025,541	3,819,231

		$5,552,774

Printing & Publishing – 0.8%
Idearc, Inc., Term Loan B, 2014 (o)	$462,391	$380,533
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	2,676,229	2,528,199
Tribune Co., Term Loan B, 2014 (o)	5,685,750	4,208,873

		$7,117,605

Specialty Stores – 0.2%
Michaels Stores, Inc., Term Loan B, 5.46%, 2013	$1,772,049	$1,567,433

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Utilities - Electric Power – 0.9%
Calpine Corp., Term Loan, 5.58%, 2009	$4,056,338	$3,809,914
TXU Corp. Term Loan B-3, 6.58%, 2014	5,240,265	5,011,822

		$8,821,736

Total Floating Rate Loans		$51,470,772

Common Stocks – 2.1%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

Broadcasting – 0.1%
Clear Channel Communications, Inc.	44,400	$1,338,660

Cable TV – 0.8%
Cablevision Systems Corp., “A” (a)	41,600	$956,800
Comcast Corp., “A”	228,100	4,687,455
Time Warner Cable, Inc. (a)	59,500	1,666,000

		$7,310,255

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	47,600	$245,140

Electronics – 0.1%
Intel Corp.	48,900	$1,088,514

Energy - Integrated – 0.1%
Chevron Corp.	9,500	$913,425

Forest & Paper Products – 0.1%
Louisiana-Pacific Corp.	52,900	$608,879

Gaming & Lodging – 0.1%
MGM Mirage (a)	11,700	$598,455

Major Banks – 0.1%
Bank of America Corp.	24,700	$927,238
JPMorgan Chase & Co.	12,000	571,800

		$1,499,038

Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	206,408	$0

Real Estate – 0.2%
Host Hotels & Resorts, Inc., REIT	102,500	$1,763,000

Telephone Services – 0.2%
Windstream Corp.	151,600	$1,779,784

Utilities - Electric Power – 0.3%
Reliant Energy, Inc. (a)	102,600	$2,640,924

Total Common Stocks		$19,786,074

Preferred Stocks – 0.1%
Broadcasting – 0.1%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p)	2,034	$1,423,800
Total Preferred Stocks		$1,423,800

Money Market Funds (v) – 3.5%
MFS Institutional Money Market Portfolio, 2.66%, at Net Asset Value	33,917,988	$33,917,988

Total Investments		$938,072,140

Other Assets, Less Liabilities – 2.1%		19,850,443

Net Assets – 100.0%		$957,922,583

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $127,592,573, representing 13.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition		Current
Restricted Securities	Date	Cost	Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$570,000	$598,500
Airlie LCDO Ltd., CDO, FRN, 4.499%, 2011	10/13/06	2,326,000	1,535,160
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,204,290	2,316,600
Asset Securitization Corp., FRN, 8.825%, 2029	1/25/05	1,788,748	2,220,000
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06	958,355	474,290
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.207%, 2050	4/12/06	610,000	215,586
CWCapital Cobalt Ltd., CDO, “G”, FRN, 4.407%, 2050	4/12/06	1,890,000	502,948
Evraz Group S.A., 8.875%, 2013	4/28/08	2,785,645	2,779,313
Falcon Franchise Loan LLC, FRN, 3.844%, 2025	1/29/03	1,757,635	1,432,885
Firekeepers Development Authority, 13.875%, 2015	4/22/08	2,864,600	2,994,250
Georgia-Pacific Corp., 7.125%, 2017	4/22/08 - 4/23/08	2,608,635	2,578,950
TIERS Beach Street Synthetic, CLO, FRN, 6.728%, 2011	5/17/06	2,750,000	2,085,050
Wachovia Credit, CDO, FRN, 3.949%, 2026	6/08/06	1,320,000	603,874

Total Restricted Securities			$20,337,406
% of Net Assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers

MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of April 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$53,704,062	$884,368,078	$—	$938,072,140
Other Financial Instruments	$(30,692)	$(3,729,520)	$—	$(3,760,212)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$981,295,630

Gross unrealized appreciation	$16,810,744
Gross unrealized depreciation	(60,034,234)

Net unrealized appreciation (depreciation)	$(43,223,490)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	1,227,093	5/14/08	$1,897,172	$1,918,364	$(21,192)
SELL	EUR	1,872,823	5/14/08	2,904,936	2,927,860	(22,924)

						$(44,116)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30yr (Short)	22	$2,571,594	Jun-08	$13,424

9

MFS High Income Fund

Supplemental Information (Unaudited) 4/30/08 - continued

(3) Derivative Contracts at 4/30/08 – continued

Swap Agreements at 4/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	4,200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(1,113,693)
6/20/09	USD	2,100,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(541,738)
6/20/12	USD	4,200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(1,498,789)
6/20/12	USD	2,100,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(732,645)
9/20/12	USD	4,200,000	Goldman Sachs International	3.75% (fixed rate)	(3)	157,345

						$(3,729,520)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Allied Waste North America, Inc., 7.375%, 4/15/14.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended April 30, 2008, is set forth below:

Underlying Fund	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money
Market Portfolio	31,031,601	97,270,750	(94,384,363)	33,917,988

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	—	$—	$255,777	$33,917,988

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.